LONG-TERM INVESTMENTS (Details) Rp / shares in Units, $ in Millions, Rp in Billions		12 Months Ended
	Jun. 19, 2019	Dec. 31, 2022 IDR (Rp) Rp / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2022 USD ($)
LONG-TERM INVESTMENTS
Financial assets		Rp 50,907		Rp 61,320
Investments in associates accounted for using equity method		123		139
Total long-term investments		8,653		13,800		$ 556
Foreign exchange impact		(6,438)	$ (414)	3,432	Rp 129
Long-term investment in financial instruments
LONG-TERM INVESTMENTS
Financial assets		8,530		13,661
Long-term investment in financial instruments | FVTPL
LONG-TERM INVESTMENTS
Financial assets		8,508		13,643
Long-term investment in financial instruments | FVTOCI
LONG-TERM INVESTMENTS
Financial assets		22		18
Jalin.
LONG-TERM INVESTMENTS
Investment accounted for using equity method		115		107
Percentage of ownership interest sold	67.00%
Proportion of ownership interest in associate	33.00%
Others (each below Rp100 billion)
LONG-TERM INVESTMENTS
Investment accounted for using equity method		8		32
Cumulative unrecognized share of losses		Rp 346		341
Finarya.
LONG-TERM INVESTMENTS
Proportion of ownership interest in associate		24.83%	24.83%
PT Omni Inovasi Indonesia Tbk
LONG-TERM INVESTMENTS
Proportion of ownership interest in associate		24.00%	24.00%
Telkomsel
LONG-TERM INVESTMENTS
Price per share | Rp / shares		Rp 91
Foreign exchange impact		Rp 6,741
MDI
LONG-TERM INVESTMENTS
Foreign exchange impact		54
Convertible bonds | Long-term investment in financial instruments | FVTPL
LONG-TERM INVESTMENTS
Financial assets		884		681
Investment in equity | Long-term investment in financial instruments | FVTPL
LONG-TERM INVESTMENTS
Financial assets		7,624		12,962
Investment in equity | Long-term investment in financial instruments | FVTOCI
LONG-TERM INVESTMENTS
Financial assets		22		Rp 18
Investment in equity | MDI
LONG-TERM INVESTMENTS
Long-term investments in associates		Rp 1,362